UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Grand Vacations Resort Services, Inc.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported): February 5, 2026

Commission File Number of securitizer: None

Central Index Key Number of securitizer: 0001514617

Ben Loper
(407) 613-3100
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	.
Central Index Key Number of underwriter (if applicable):	.

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Grand Vacations Resort Services, Inc. (f/k/a as Diamond Resorts Financial Services, Inc.), as securitizer (the “Securitizer”), has indicated by check mark that there is no activity to report for the annual period ending December 31, 2025 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by Diamond Resorts Owner Trust 2021-1.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), the Securitizer provides this notice of the termination of its duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by an affiliate of the Securitizer and for which the Securitizer organized an asset-backed securities transaction, was September 22, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GRAND VACATIONS RESORT SERVICES, INC. (Securitizer)

Date: February 5, 2026

/s/ Ben Loper
Name: Ben Loper
Title: Senior Vice President & Treasurer